Changes in Accounting Policies - Balance Sheet Impact (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 665	$ 683	$ 682	$ 493
Settlement deposits	677	520
Trade receivables, net	1,624	1,550
Contract assets	108	168
Settlement receivables	291	175
Other receivables	70	65
Prepaid expenses and other current assets	253	236
Current assets	0	101
Assets held for sale	0	863
Total current assets	3,688	4,361
Property and equipment, net	610	626
Goodwill	13,730	14,178	14,745
Intangible assets, net	3,885	4,590
Computer software, net	1,728	1,608
Deferred contract costs, net	354	300
Other noncurrent assets	531	363
Total assets	24,526	26,026
Current liabilities:
Accounts payable and accrued liabilities	1,241	1,146
Settlement payables	949	714
Deferred revenues	776	741
Current portion of long-term debt	1,045	332
Liabilities held for sale	0	279
Total current liabilities	4,011	3,212
Long-term debt, excluding current portion	7,718	10,146
Deferred income taxes	1,468	2,445
Deferred revenues	106	58
Other long-term liabilities	403	386
Total liabilities	13,706	16,247
FIS stockholders’ equity:
Preferred stock	0	0
Common stock	4	4
Additional paid in capital	10,534	10,380
Retained earnings	4,109	3,233
Accumulated other comprehensive earnings	(332)	(331)
Treasury stock, at cost	(3,604)	(3,611)
Total FIS stockholders’ equity	10,711	9,675
Noncontrolling interest	109	104
Total equity	10,820	9,779
Total liabilities and equity	24,526	26,026
As Previously Reported
Current assets:
Cash and cash equivalents	665	683	682	493
Settlement deposits	677	520
Trade receivables, net	1,650	1,639
Contract assets	0	0
Settlement receivables	291	175
Other receivables	70	65
Prepaid expenses and other current assets	253	236
Current assets		101
Assets held for sale		863
Total current assets	3,606	4,282
Property and equipment, net	610	626
Goodwill	13,730	14,178
Intangible assets, net	3,950	4,664
Computer software, net	1,728	1,608
Deferred contract costs, net	362	310
Other noncurrent assets	531	363
Total assets	24,517	26,031
Current liabilities:
Accounts payable and accrued liabilities	1,241	1,146
Settlement payables	949	714
Deferred revenues	688	680
Current portion of long-term debt	1,045	332
Liabilities held for sale		279
Total current liabilities	3,923	3,151
Long-term debt, excluding current portion	7,718	10,146
Deferred income taxes	1,508	2,484
Deferred revenues	21	19
Other long-term liabilities	403	386
Total liabilities	13,573	16,186
FIS stockholders’ equity:
Preferred stock	0	0
Common stock	4	4
Additional paid in capital	10,534	10,380
Retained earnings	4,233	3,299
Accumulated other comprehensive earnings	(332)	(331)
Treasury stock, at cost	(3,604)	(3,611)
Total FIS stockholders’ equity	10,835	9,741
Noncontrolling interest	109	104
Total equity	10,944	9,845
Total liabilities and equity	24,517	26,031
Adjustments | ASU 2014-09
Current assets:
Cash and cash equivalents	0	0	$ 0	$ 0
Settlement deposits	0	0
Trade receivables, net	(26)	(89)
Contract assets	108	168
Settlement receivables	0	0
Other receivables	0	0
Prepaid expenses and other current assets	0	0
Current assets		0
Assets held for sale		0
Total current assets	82	79
Property and equipment, net	0	0
Goodwill	0	0
Intangible assets, net	(65)	(74)
Computer software, net	0	0
Deferred contract costs, net	(8)	(10)
Other noncurrent assets	0	0
Total assets	9	(5)
Current liabilities:
Accounts payable and accrued liabilities	0	0
Settlement payables	0	0
Deferred revenues	88	61
Current portion of long-term debt	0	0
Liabilities held for sale		0
Total current liabilities	88	61
Long-term debt, excluding current portion	0	0
Deferred income taxes	(40)	(39)
Deferred revenues	85	39
Other long-term liabilities	0	0
Total liabilities	133	61
FIS stockholders’ equity:
Preferred stock	0	0
Common stock	0	0
Additional paid in capital	0	0
Retained earnings	(124)	(66)
Accumulated other comprehensive earnings	0	0
Treasury stock, at cost	0	0
Total FIS stockholders’ equity	(124)	(66)
Noncontrolling interest	0	0
Total equity	(124)	(66)
Total liabilities and equity	$ 9	$ (5)